Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax Expense

The Company operates in 14 countries where statutory rates generally vary from 0% to 35%. The domestic (British Virgin Islands) and foreign (all other jurisdictions except British Virgin Islands) components of income (loss) before income tax expense were as follows (in thousands):

	Period from June 7 to December 31, 2018	Period from January 1 to June 6, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	Successor	Predecessor

Domestic	$(20,722)	$-	$-	$-
Foreign	65,133	9,078	32,939	10,998
Income Before Income Tax	$44,411	$9,078	$32,939	$10,998

Schedule of Components of Deferred Expense (Benefit)

The components of the deferred tax expense (benefit), all of which is foreign, are as follows (in thousands):

	Period from June 7 to December 31, 2018	Period from January 1 to June 6, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	Successor	Predecessor

Current tax expense	$11,456	$2,342	$3,988	$2,965
Deferred tax expense (benefit) (1)	(2,025)	-	598	(317)
Income tax expense	$9,431	$2,342	$4,586	$2,648

(1): Includes deferred tax asset on net operating loss carryforward of $1.4 million.

Schedule of Deferred Income Tax Assets (Liabilities)

Deferred taxes have been recognized for temporary differences that will result in taxes payable or receivable in future years. The components of net deferred tax liabilities and assets are as follows (in thousands):

	NESR December 31, 2018 (Successor)	NPS December 31, 2017 (Predecessor)

Deferred Tax Assets
Net operating loss carryforward	$3,184	$750
Less: Valuation allowance	(31)	(750)
Net deferred tax assets	$3,153	$-

Deferred Tax Liabilities
Property, plant and equipment	$(5,783)	$(1,922)
Intangible assets	(28,126)	-
Deferred tax liabilities	$(33,909)	$(1,922)
Net deferred tax liability	$(30,756)	$(1,922)

Schedule of Effective Income Tax Rate Reconciliation

	Period from June 7 to December 31, 2018	Period from January 1 to June 6, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	Successor	Predecessor
Income tax at statutory rate (BVI and UAE 0%)	$-	$-	$-	$-
Foreign tax rate differential	8,328	2,147	5,329	2,974
Non-deductible expenses	-	-	110	83
Tax effect of earlier years	-	195	-	-
Effect of tax exemption	-	-	(1,189)	(421)
Allocation of head office / corporate costs, net of unrecognized benefit	-	-	161	(174)
Recognition of deferred tax assets from loss carryforwards	-	-	-	135
Unrecognized tax benefit for withholding taxes on head office costs	1,109	-	-	-
Unrecognized tax benefits – others	465	-	-	-
Other	(471)	-	175	51
Income Tax Expense	$9,431	$2,342	$4,586	$2,648

Schedule of Unrecognized Tax Benefits

A summary of activity related to the net unrecognized tax benefits including penalties and interest is as follows:

	NESR December, 31 2018 (Successor)	NPS December, 31 2017 (Predecessor)

Balance at beginning of period	-	3,703
Additions from tax positions adjusted in purchase accounting	5,561	-
Additions from tax positions related to the current period	1,324	1,134
Additions from tax positions related to prior periods	250	-
Ending unrecognized tax benefits	7,135	4,837